Segment Reporting - Segment Reporting Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Voyage revenues	$ 396,444	$ 397,991	$ 402,928
Voyage recoveries (expenses)	(1,656)	(1,146)	(3,321)
Vessel operating expenses	(88,590)	(94,101)	(95,808)
Depreciation and amortization	(95,542)	(92,253)	(94,127)
General and administrative expenses	(18,499)	(25,118)	(23,860)
Write-down and loss on sale of vessels	(38,976)	0	0
Restructuring charges	0	(4,001)	(1,989)
Income (loss) from vessel operations	153,181	181,372	183,823
Equity income	62,307	84,171	115,478
Investment in and advances to equity accounted joint ventures	1,037,726	883,731
Total assets	4,150,641	3,910,923
Expenditures for vessels and equipment	(344,987)	(191,969)	(194,255)
Expenditures for dry docking	(13,944)	(10,357)	(13,471)
Liquefied Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	336,530	305,056	307,426
Voyage recoveries (expenses)	(449)	203	(1,768)
Vessel operating expenses	(66,087)	(63,344)	(59,087)
Depreciation and amortization	(80,084)	(71,323)	(71,711)
General and administrative expenses	(15,310)	(19,392)	(17,992)
Write-down and loss on sale of vessels	0
Restructuring charges		0	0
Income (loss) from vessel operations	174,600	151,200	156,868
Equity income	62,307	84,171	115,478
Investment in and advances to equity accounted joint ventures	1,037,726	883,731
Total assets	3,957,088	3,550,396
Expenditures for vessels and equipment	(344,924)	(191,642)	(193,669)
Expenditures for dry docking	(13,944)	(8,659)	(8,127)
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	59,914	92,935	95,502
Voyage recoveries (expenses)	(1,207)	(1,349)	(1,553)
Vessel operating expenses	(22,503)	(30,757)	(36,721)
Depreciation and amortization	(15,458)	(20,930)	(22,416)
General and administrative expenses	(3,189)	(5,726)	(5,868)
Write-down and loss on sale of vessels	(38,976)
Restructuring charges		(4,001)	(1,989)
Income (loss) from vessel operations	(21,419)	30,172	26,955
Equity income	0	0	0
Investment in and advances to equity accounted joint ventures	0	0
Total assets	193,553	360,527
Expenditures for vessels and equipment	(63)	(327)	(586)
Expenditures for dry docking	$ 0	$ (1,698)	$ (5,344)